Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)

BofA Securities, Inc.

Mizuho Securities USA LLC

(together, the “Specified Parties”)

Re: LAD Auto Receivables Trust 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “LADAR 2025-2 $550M Pool Cut.xlsx” provided by the Company on July 18, 2025, containing information on 19,956 automobile loan contract receivables (the “Receivables”) as of June 30, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

●	The term “Spectrum System” means the Company’s loan servicing system.

●	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

●

The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in a Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

●	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of insurance.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

  KPMG International Limited, a private English company limited by guarantee.

●	The term “New Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a new vehicle.

●	The term “Used Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a used vehicle.

●

The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the Spectrum System, Vehicle Identification Number Change Form, Title Document, Insurance Document, New Vehicle Value Document or Used Vehicle Value Document (as applicable), and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

●

The term “Mapping Confirmations” means electronic mail correspondence containing the list of Collateral Makes and Collateral Models attributes appearing in the Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on July 23, 2025.

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

●	The term “Provided Information” means the Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.

For each Sample Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions / Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the Spectrum System

Monthly Payment Amount	Retail Installment Contract or Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

First Due Date	Retail Installment Contract

Original Interest Rate	Retail Installment Contract or Notice of Rate Adjustment if the Notice of Rate Adjustment is dated before the first payment date listed on the Retail Installment Contract.

2

Attribute	Receivable File / Instructions / Mapping Confirmations

Current Interest Rate	Notice of Rate Adjustment or Retail Installment Contract if there is no Notice of Rate Adjustment

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number (“VIN”)	Retail Installment Contract.

Vehicle Condition (New or Used)	Retail Installment Contract, Credit Application. Consider the Vehicle Condition to be “Used” if the Retail Installment Contract states an Odometer Reading of greater than 5,000 miles.

Vehicle Value

For Sample Receivables with a Vehicle Condition of “New,” compare to the New Vehicle Value Document.

For Sample Receivables with a Vehicle Condition of “Used,” compare to the Used Vehicle Value Document.

In the event there was no Used Vehicle Value Document available for Sample Receivables with a Vehicle Condition of “Used,” recompute Vehicle Value as 80% of the New Vehicle Value Document amount.

Amount Financed	Retail Installment Contract

Co-Borrower Flag

Retail Installment Contract.

Consider the information to be in agreement if:

-   The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

-   The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

●

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

●	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

3

●	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

●	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

●	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

July 28, 2025

4

Exhibit A

Title Documents
Application for Certificate of Motor Vehicle Title	Dealer Reassignment of Title for a Motor Vehicle
Application for Certificate of Ownership	Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease
Application for Certificate of Title	Electronic Title Screenshot
Application for Certificate of Title and Registration	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title and VIN/HIN Inspection Form	Guarantee Of Title
Application for Certificate of Title and/or Registration	Guaranty of Title
Application for Certificate of Title for a Motor Vehicle	In-Transit Permit/ Title Application
Application for Certificate of Title to Record or Transfer a Lien	Letter of Guarantee MV-1
Application for Certificate of Title With/Without Registration	Notice of Lien Registration and Title Application
Application for Noting of Lien, Duplicate title, or Multipurpose Use	Report of Sale and Application for Certificate of Title
Application for Registration	Title & License Plate Application
Application for Registration of Motor Vehicle	Title and Registration Application
Application for Registration of New Vehicle	Title and Registration Manual Application
Application for Title	Title and/or Registration Application
Application for Title and Registration	Title Application
Application for Title and Registration Statement of Vehicle Sale	Universal Title Application
Application for Title and/or Registration	Vehicle Record
Application for Title or Registration	Vehicle Registration Application
Application for Vehicle Title and Registration	Vehicle Registration/ Title Application for Dealer Sales
Application to Title/Reg. a Vehicle	Vehicle Title Application
Certificate of Title for a Vehicle	Vehicle Transaction Application
Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California	VINTEK Lien and Title Information Report

Exhibit A (continued)

Acceptable Company Names

Driveway	Driveway Financial Corp

Driveway Fin Corp	Southern Cascades Fin Corp

Driveway Finanace Corp	Southern Cascades Finance Corp

Driveway Finance	Southern Cascades Finance Corporati

Driveway Finance Corp	Southern Cascades Finance Corporation

DriveWay Finance Corp.	Southern Cascades Financial Corporation

Driveway Finance Corporation	Driveway Finance Corporat

Driveway Finance Corpora	Driveway Finance Corporatrion

Driveway Financial

Exhibit A (continued)

Insurance Documents
Agreement to Furnish Insurance Policy	Insurance Binder
Agreement to Provide Accidental Physical Damage Insurance	Insurance Card
Agreement to Provide Insurance	Insurance Coverage Acknowledgement
Auto Insurance Binder	Insurance Coverage Acknowledgment
Auto Insurance Confirmation	Insurance Coverage Confirmation
Auto Insurance Coverage Summary	Insurance Declarations Page
Automobile Insurance Policy Change Confirmation	Insurance Identification Card
Automobile Insurance Company Auto Rate Quote	Insurance Verification Form
Automobile Insurance Identification Card	Liability Insurance Card
Automobile Policy Declarations	Personal Automobile Policy
Binder of Insurance	Policy Confirmation
Certificate of Auto Insurance	Policy Declarations
Certificate of Insurance	Proof of Auto Insurance Card
Certificate of No Fault Insurance	Proof of Financial Responsibility Card
Claims Directory and I.D. Card	Renewal Auto Policy Declarations
Evidence of Financial Responsibility	Revised Renewal Declaration
Evidence of Insurance	Vehicle Lookup
Evidence of Liability Insurance	Verification of Coverage
Evidence of Motor Vehicle Liability Insurance	Verification of Insurance
Financial Responsibility Identification Card	Verification of Insurance Coverage

Exhibit A (continued)

New Vehicle Value Documents
Dealer Daily Vehicle Details	Memorandum Invoice
Dealer Invoice	Vehicle Detail
Factory Invoice	Vehicle Invoice

Used Vehicle Value Documents
Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown
Dealertrack J.D. Power Wholesale Value (Trade) Details	Kelley Blue Book CPO Report
Dealer Invoice	RouteOne Application
J.D. Power Official Used Car Guide	J.D. Power Trade In/ Loan/ Retail Breakdown

Exhibit B

The Sample Receivables

Sample Receivable#	Receivable Number[1]	Sample Receivable#	Receivable Number1	Sample Receivable#	Receivable Number1
1	20252001	51	20252051	101	20252101
2	20252002	52	20252052	102	20252102
3	20252003	53	20252053	103	20252103
4	20252004	54	20252054	104	20252104
5	20252005	55	20252055	105	20252105
6	20252006	56	20252056	106	20252106
7	20252007	57	20252057	107	20252107
8	20252008	58	20252058	108	20252108
9	20252009	59	20252059	109	20252109
10	20252010	60	20252060	110	20252110
11	20252011	61	20252061	111	20252111
12	20252012	62	20252062	112	20252112
13	20252013	63	20252063	113	20252113
14	20252014	64	20252064	114	20252114
15	20252015	65	20252065	115	20252115
16	20252016	66	20252066	116	20252116
17	20252017	67	20252067	117	20252117
18	20252018	68	20252068	118	20252118
19	20252019	69	20252069	119	20252119
20	20252020	70	20252070	120	20252120
21	20252021	71	20252071	121	20252121
22	20252022	72	20252072	122	20252122
23	20252023	73	20252073	123	20252123
24	20252024	74	20252074	124	20252124
25	20252025	75	20252075	125	20252125
26	20252026	76	20252076	126	20252126
27	20252027	77	20252077	127	20252127
28	20252028	78	20252078	128	20252128
29	20252029	79	20252079	129	20252129
30	20252030	80	20252080	130	20252130
31	20252031	81	20252081	131	20252131
32	20252032	82	20252082	132	20252132
33	20252033	83	20252083	133	20252133
34	20252034	84	20252084	134	20252134
35	20252035	85	20252085	135	20252135
36	20252036	86	20252086	136	20252136
37	20252037	87	20252087	137	20252137
38	20252038	88	20252088	138	20252138
39	20252039	89	20252089	139	20252139
40	20252040	90	20252090	140	20252140
41	20252041	91	20252091	141	20252141
42	20252042	92	20252092	142	20252142
43	20252043	93	20252093	143	20252143
44	20252044	94	20252094	144	20252144
45	20252045	95	20252095	145	20252145
46	20252046	96	20252096	146	20252146
47	20252047	97	20252097	147	20252147
48	20252048	98	20252098	148	20252148
49	20252049	99	20252099	149	20252149
50	20252050	100	20252100	150	20252150

[1]	The Company has assigned a unique Loan Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1